Composition of Other Intangible Assets Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Amount	17,482	$ 16,100
Accumulated Amortization	(11,754)	(10,300)
Net Amount	5,728	5,800
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,618	3,639
Accumulated Amortization	(2,924)	(2,660)
Net Amount	694	979
Customer Lists | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	5 years
Customer Lists | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	13 years
Non-Network Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Amount	13,194	11,770
Accumulated Amortization	(8,462)	(7,317)
Net Amount	4,732	4,453
Non-Network Internal-Use Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Non-Network Internal-Use Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	7 years
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Amount	670	691
Accumulated Amortization	(368)	(323)
Net Amount	302	$ 368
Other Intangible Assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	2 years
Other Intangible Assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	25 years